Document and Entity Information	Jul. 20, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001692787
Document Type	8-K
Document Period End Date	Jul. 20, 2022
Entity Registrant Name	Kinetik Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38048
Entity Tax Identification Number	81-4675947
Entity Address, Address Line One	2700 Post Oak Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	621-7330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	KNTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false